OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2023	2022
Deferred charter revenue	22,840	29,153
Payroll and employee tax	680	653
Bunker obligations on time charter out contracts	3,733	3,652
Other current liabilities	6	36
Total other current liabilities	27,259	33,494